Share capital and other reserves - Ordinary shares (Details) £ in Thousands		6 Months Ended
	May 03, 2023 shares	Jun. 30, 2023 GBP (£)	Jun. 30, 2022 GBP (£)	Jun. 30, 2023 $ / shares
Share capital and reserves
Number of shares issued | shares	7,000,000
Increase through share based payment transactions		£ 7,107	£ 7,294
Decrease from reflecting cumulative translation differences		(6,922)	9,482
Shares issued on exercise of options and other awards to staff | shares	6,989,140
Shares issued during the period | shares	7,000,000
Resulting proceeds due		642
Receivables for exercised options		464
Ordinary Share
Share capital and reserves
Par Value Per Share | $ / shares				$ 0.0001
Share capital
Share capital and reserves
Resulting proceeds due		1
Share premium.
Share capital and reserves
Increase through share based payment transactions			749
Resulting proceeds due		641
Other reserves
Share capital and reserves
Increase through share based payment transactions		7,107	6,465
Decrease through exercise of stock options and other awards to staff		3,874
Decrease from reflecting cumulative translation differences		£ (6,922)	£ 9,482